Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	May 09, 2022	Oct. 29, 2021 $ / shares	Mar. 19, 2021 $ / shares	Dec. 31, 2020
Ordinary Shares
Conversion price				$ 0.06
March 1 convertible notes
Ordinary Shares
Conversion of convertible notes to ordinary shares (in shares) | shares	1,195,980,950	347,620,500
Conversion price	$ 0.0042	$ 21.4000			$ 0.1
Class A ordinary shares
Ordinary Shares
Current ADS ratio			50
ADS ratio	650	650				650
Class A ordinary shares | March 1 convertible notes
Ordinary Shares
Conversion of convertible notes to ordinary shares (in shares) | shares	1,195,980,950
Conversion price	$ 0.0042